UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804870.103

HIM-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount	Value
Arizona - 1.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	$ 1,300,000	$ 1,361,750
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,006,880
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,541,705
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,073,960
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,779,313
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,063,130
		9,826,738
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,030,520
California - 12.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,077,400
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	30,000	31,427
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	50,000	52,953
5% 8/1/20	6,600,000	6,920,298
5% 6/1/27 (AMBAC Insured)	600,000	621,924
5% 9/1/27	1,410,000	1,456,699
5% 3/1/31	1,800,000	1,846,638
5% 9/1/31	1,500,000	1,540,695
5% 12/1/31 (MBIA Insured)	845,000	871,051
5% 9/1/32	1,600,000	1,642,224
5% 8/1/33	1,300,000	1,329,822
5% 9/1/33	1,800,000	1,846,152
5% 8/1/35	2,400,000	2,452,320
5% 9/1/35	3,600,000	3,686,400
5.125% 11/1/24	600,000	625,482
5.25% 2/1/15	1,200,000	1,284,528
5.25% 2/1/16	1,000,000	1,067,140
5.25% 2/1/24	1,000,000	1,050,270
5.25% 2/1/27 (MBIA Insured)	500,000	522,775
5.25% 2/1/28	1,200,000	1,255,164
5.25% 2/1/33	2,000,000	2,072,300
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 12/1/33	$ 20,000	$ 20,872
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	170,000	186,334
5.5% 11/1/33	5,400,000	5,751,216
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,083,180
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,750,078
Series 2005 H, 5% 6/1/18	1,425,000	1,484,850
Series 2005 K, 5% 11/1/17	2,300,000	2,412,240
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,300,000	1,307,774
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	492,185
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,342,354
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	710,122
5% 1/15/16 (MBIA Insured)	400,000	414,768
5.75% 1/15/40	600,000	623,526
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A, 5% 6/1/45	6,650,000	6,684,048
Series A1, 5% 6/1/33	400,000	373,104
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,077,080
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,332,071
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	830,120
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,066,430
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,034,990
Regents of the Univ. of California Rev.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,893,329
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,147,660
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,638,059
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	$ 1,000,000	$ 558,790
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,057,380
		76,526,222
Colorado - 2.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,909,279
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,326,461
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	910,164
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	562,128
5.3% 7/1/37	300,000	291,657
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	250,778
5.625% 9/1/14	230,000	245,263
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,821,168
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	771,876
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,330,134
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (e)	1,200,000	1,289,064
Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	825,420
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	1,915,027
		17,448,419
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,352,982
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	979,044
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Gen. Oblig. Series B: - continued
5.25% 6/1/26 (FSA Insured)	$ 6,000,000	$ 6,109,800
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,557,586
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,565,250
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	1,200,000	1,309,200
		12,520,880
Florida - 2.2%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,037,970
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,062,610
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	638,742
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,075,740
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,052,380
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/14	1,000,000	1,038,870
Series G:
5% 11/15/16	100,000	103,600
5.125% 11/15/18	1,000,000	1,036,940
3.95%, tender 9/1/12 (c)	2,100,000	2,060,163
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,024,220
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,021,660
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	2,000,000	2,065,660
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	521,880
		13,740,435
Georgia - 2.8%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,054,270
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	$ 2,400,000	$ 2,477,808
5% 11/1/43 (FSA Insured)	9,070,000	9,318,881
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,310,902
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	577,357
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,190,000	624,595
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,312,175
		17,675,988
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,485,458
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,333,275
		2,818,733
Illinois - 12.8%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	871,780
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,264,899
0% 1/1/24 (FGIC Insured)	6,110,000	2,868,951
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,040,000	1,060,519
Series 2004 A, 5% 1/1/34 (FSA Insured)	3,300,000	3,390,882
Series A:
5% 1/1/42 (AMBAC Insured)	1,700,000	1,730,260
5.25% 1/1/33 (MBIA Insured)	310,000	320,949
5.5% 1/1/38 (MBIA Insured)	255,000	268,135
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,617
5.5% 1/1/40 (FGIC Insured)	525,000	549,176
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	303,444
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	915,174
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,391,134
Series B, 5% 1/1/26 (MBIA Insured) (d)	1,405,000	1,438,846
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
5.5% 1/1/09 (AMBAC Insured) (d)	$ 570,000	$ 582,380
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	162,288
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,469,076
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured) (b)	1,000,000	1,062,750
5.25% 11/15/26 (MBIA Insured)	300,000	318,411
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,137,026
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,444,052
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,576,935
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,802,329
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,900,000	2,807,869
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	919,017
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32	1,700,000	1,706,375
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,054,600
Series 2006, 5.5% 1/1/31	1,000,000	1,158,100
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,038,730
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,039,180
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,135,870
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,189,565
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,051,620
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,644,975
Illinois Sales Tax Rev. 6% 6/15/20	600,000	632,166
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	6,000,000	6,222,480
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,154,260
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	1,000,000	636,660
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,329,636
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	$ 1,805,000	$ 988,400
Lake County Forest Preservation District Series 2007 A, 3.941% 12/15/13 (c)	1,000,000	1,000,000
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,950,124
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured) (b)	1,070,000	1,135,131
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,560,370
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,621,626
0% 6/15/19 (MBIA Insured)	3,710,000	2,180,330
0% 6/15/22 (MBIA Insured)	1,100,000	558,635
0% 12/15/24 (MBIA Insured)	3,090,000	1,388,430
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	64,845
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,024,170
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,674,841
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	734,790
		80,542,808
Indiana - 2.3%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,930,945
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,146,910
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,533,570
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,611,780
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	650,110
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,045,340
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	811,480
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (d)	$ 2,000,000	$ 2,115,800
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,000,000	1,009,050
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured) (b)	700,000	760,683
		14,615,668
Iowa - 0.9%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	1,035,000	1,066,557
5.125% 6/1/39	500,000	498,795
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,204,200
		5,769,552
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,001,110
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	352,189
5.25% 11/15/16	955,000	1,004,001
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,600,215
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,434,430
5% 12/1/14 (MBIA Insured)	500,000	509,255
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,449,607
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,786,348
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,050,020
		11,187,175
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,294,471
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,787,696
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) 5.375% 6/1/32 (FGIC Insured)	1,600,000	1,704,864
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 487,858
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	437,157
		4,417,575
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,240
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,775,723
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,082,498
		2,858,221
Massachusetts - 3.7%
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (e)	200,000	214,516
Series A, 4.149% 5/1/37 (FGIC Insured) (c)	1,000,000	998,930
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,430
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	3,994,425
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	2,100,000	2,034,900
5% 8/15/23 (FSA Insured)	5,000,000	5,245,950
5% 8/15/30 (FSA Insured)	4,500,000	4,680,990
5% 8/15/37 (AMBAC Insured)	2,200,000	2,291,608
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,228
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,496,114
		23,468,091
Michigan - 1.6%
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,891,364
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,500,581
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,031,280
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	$ 2,310,000	$ 2,384,382
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,042,950
		9,850,557
Minnesota - 1.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,801,440
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,073,650
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	601,523
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,113,280
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,031,050
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,439,900
Series 2003 11, 5.25% 12/1/18	1,000,000	1,057,190
		9,118,033
Missouri - 0.6%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,058,248
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,700,000	1,770,125
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	863,320
		3,691,693
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,527,885
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,035,720
		2,563,605
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.091% 12/1/17 (c)	$ 1,100,000	$ 1,078,033
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,130,679
5% 2/1/46	2,000,000	2,042,220
		4,250,932
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,044,400
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,060,370
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,057,910
		3,162,680
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	985,710
New Jersey - 2.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	784,049
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,064,170
5.25% 3/1/23	2,000,000	2,124,360
5.25% 3/1/25	1,500,000	1,590,270
5.25% 3/1/26	915,000	966,432
New Jersey Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (e)	1,015,000	1,020,654
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (e)	3,500,000	3,713,675
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,400,000	1,565,760
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	938,430
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,072
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,082,370
		15,289,242
New Mexico - 1.0%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,058,571
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - continued
Albuquerque Arpt. Rev.: - continued
6.75% 7/1/09 (AMBAC Insured) (d)	$ 450,000	$ 471,429
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,964,580
		6,494,580
New York - 12.0%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	600,000	632,370
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	1,500,000	1,638,255
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,768,960
5.75% 5/1/21 (FSA Insured)	4,900,000	5,393,038
5.75% 5/1/25 (FSA Insured)	600,000	657,774
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	1,200,000	1,293,072
Hudson Yards Infrastructure Corp. Series A:
5% 2/15/47	3,100,000	3,165,968
5% 2/15/47 (FGIC Insured)	1,200,000	1,238,556
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,457,694
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,031,630
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	1,000,000	1,062,220
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	638,400
Series J, 5.5% 6/1/19	880,000	943,237
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	655,000	661,727
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,043,710
5% 3/1/36 (MBIA Insured)	700,000	727,937
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,012,180
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,360
Series 2005 D, 5% 6/15/37	400,000	412,304
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,073,440
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series D:
5% 6/15/38	$ 1,300,000	$ 1,339,117
5% 6/15/39	500,000	514,710
Series E, 5% 6/15/34	1,600,000	1,639,936
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,037,000
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (e)	10,000	10,582
6% 11/1/28 (a)	2,000,000	2,158,640
Series B:
5% 8/1/32	1,300,000	1,339,325
5.25% 2/1/29 (a)	2,000,000	2,087,400
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,037,930
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,603,020
Series C, 7.5% 7/1/10	280,000	297,167
(New York Univ. Hosp. Ctr. Proj.) Series A, 5% 7/1/14	1,000,000	1,016,310
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,084,700
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	870,000	885,086
4.875% 6/15/20	795,000	808,173
5% 6/15/15	305,000	311,161
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,601,700
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,712,032
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (d)	2,700,000	2,769,174
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,115,000	1,173,482
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,052,140
5.25% 6/1/22 (AMBAC Insured)	950,000	999,030
5.5% 6/1/14	1,200,000	1,232,844
5.5% 6/1/16	4,700,000	4,881,373
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 400,000	$ 410,948
5.5% 6/1/15	1,700,000	1,768,357
5.5% 6/1/16	1,000,000	1,051,240
5.5% 6/1/17	1,600,000	1,681,408
5.5% 6/1/18	1,800,000	1,911,690
5.5% 6/1/19	1,600,000	1,712,416
5.5% 6/1/21	5,000,000	5,335,250
5.5% 6/1/22	1,500,000	1,598,190
		75,432,363
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	509,045
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,562,050
		2,071,095
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,023,780
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,280,466
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	363,449
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,694,083
Series D, 6.7% 1/1/19	1,115,000	1,189,114
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,041,020
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,032,120
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,377,323
		9,001,355
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,241,714
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 0.2%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	$ 1,005,000	$ 1,005,000
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	438,208
		1,443,208
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,064,750
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,842,160
Oklahoma Inds. Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	901,555
6% 8/15/19 (MBIA Insured)	1,740,000	1,823,677
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,561,380
		7,193,522
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,821,381
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,120,460
		2,941,841
Pennsylvania - 3.3%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,362,113
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,052,050
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,718,134
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,712,765
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	884,632
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	513,776
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,109,110
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,118,400
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	500,765
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	$ 2,740,000	$ 2,884,535
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	617,622
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	529,645
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,637,550
		20,641,097
Puerto Rico - 0.9%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,028,620
5% 12/1/12	2,500,000	2,600,500
Series C, 5.25% 1/1/15 (d)	1,000,000	1,050,640
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	453,816
0% 8/1/54 (AMBAC Insured)	6,700,000	637,103
		5,770,679
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,071,590
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,410,280
		5,481,870
South Carolina - 1.6%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,918,975
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,047,620
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,063,497
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	1,018,940
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,126,480
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	$ 1,000,000	$ 1,056,890
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	575,591
		9,807,993
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,031,830
5% 12/15/15	1,500,000	1,549,620
5% 12/15/16	1,500,000	1,548,615
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,832,779
		5,962,844
Texas - 11.5%
Abilene Independent School District 5% 2/15/19	1,090,000	1,140,064
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32 (b)	2,000,000	2,121,580
Aledo Independent School District Series A, 5.125% 2/15/33	1,000,000	1,035,020
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	1,029,970
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,051,830
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,562,370
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,085,500
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,054,484
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,434,336
0% 2/15/16	1,400,000	969,724
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	1,000,000	1,033,830
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A, 5.25% 11/1/12 (MBIA Insured) (d)	1,000,000	1,054,190
5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (b)(d)	2,500,000	2,570,150
Denton Independent School District 5% 8/15/33	1,600,000	1,634,208
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,332,070
Garland Independent School District 5.5% 2/15/19	2,500,000	2,590,675
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,058,390
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	$ 2,500,000	$ 1,611,275
0% 8/15/24 (MBIA Insured)	1,000,000	457,040
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,038,990
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,057,150
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,446,228
Houston Independent School District 0% 8/15/13	1,300,000	1,012,856
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,919,754
0% 2/15/17	1,000,000	662,860
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	851,690
Kermit Independent School District 5.25% 12/15/32	700,000	742,553
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,053,460
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32 (b)	1,000,000	1,055,540
Lewisville Independent School District 0% 8/15/19	2,340,000	1,368,175
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,158,498
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	721,553
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,059,140
Mansfield Independent School District:
5.375% 2/15/26	145,000	150,490
5.5% 2/15/17	25,000	26,540
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,065,948
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,319,925
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,028,090
Northside Independent School District 5.5% 2/15/15	940,000	988,861
Northwest Texas Independent School District 5.5% 8/15/21	170,000	180,894
Pampa Independent School District 5% 8/15/36	1,000,000	1,031,840
Prosper Independent School District 5.125% 8/15/30	400,000	415,596
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,719,552
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Marcos Consolidated Independent School District 5% 8/1/20	$ 1,525,000	$ 1,587,952
Spring Branch Independent School District 5.375% 2/1/18	345,000	359,414
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	4,021,471
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	29,804
0% 9/1/15 (MBIA Insured)	1,100,000	781,935
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	640,000	653,088
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,345,221
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,043,214
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,025,770
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,090,660
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,543,666
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,725
		72,421,809
Utah - 0.2%
Intermountain Pwr. Agcy. Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	382,918
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	667,131
		1,050,049
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	424,192
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,071,060
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	1,000,000	1,029,780
		2,525,032
Washington - 6.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	646,990
Energy Northwest Elec. Rev. (#1 Proj.) Series 2006 A, 5% 7/1/15	1,000,000	1,061,640
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	$ 1,715,000	$ 1,780,993
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,021,312
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	1,000,000	1,028,630
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,892,960
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,072,390
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,059,020
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,055,890
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,087,020
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,039,130
5.25% 1/1/26 (FSA Insured)	1,000,000	1,037,510
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,135,493
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,033,720
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	711,240
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	636,940
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,169,560
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,025,909
		41,496,347
Wisconsin - 1.3%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	795,000	829,185
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	355,482
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,096
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,158,860
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,015,360
Series B, 6% 2/15/25	1,500,000	1,575,630
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	$ 1,000,000	$ 1,038,390
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	1,500,000	1,625,550
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	600,000	662,568
		8,330,121
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $620,898,997)	629,370,689
NET OTHER ASSETS - (0.2)%	(1,164,525)
NET ASSETS - 100%	$ 628,206,164
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $620,554,663. Net unrealized appreciation aggregated $8,816,026, of which $13,075,977 related to appreciated investment securities and $4,259,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007